Intangible assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cost	$ 48,151	$ 41,601
Accumulated amortization	9,807	6,386
Net book value	38,344	35,215
Patents and trademarks [Member]
Cost	20,974	20,192
Accumulated amortization	2,900	1,758
Net book value	18,074	18,434
Technology [Member]
Cost	7,468	6,961
Accumulated amortization	2,796	1,901
Net book value	4,672	5,060
Customer contracts [Member]
Cost	18,447	14,404
Accumulated amortization	3,886	2,709
Net book value	14,561	11,695
Other intangibles [Member]
Cost	1,262	44
Accumulated amortization	225	18
Net book value	$ 1,037	$ 26